Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax associated with reclassification adjustment	$ 3,800,000	$ 2,000,000	$ 1,800,000
Supplemental Director Retirement Plan [Member]
Provision for income tax associated with the reclassification adjustments on salaries and employee benefits	31,000	28,000	10,000
Long-Term Health Care Plan [Member]
Provision for income tax associated with the reclassification adjustments on salaries and employee benefits	$ 8,000	$ 12,000	$ 6,000